Use of Judgments and Estimates (Tables)	12 Months Ended
Dec. 31, 2023
Use of Judgments and Estimates [Abstract]
Schedule of Sensitivity Analysis was Performed Considering Increase/Decrease Corporation’s Gross Margins	As of December 31, a sensitivity analysis was performed considering a 10% increase/decrease in the construction margins in the following sectors: i) buildings, ii) energy, iii) industry, iv) infrastructure, v) mining, vi) oil & gas, vii) water and sewage, and viii) various services, as shown below:
	2021	2022	2023
Revenue	2,467,477	2,451,067	2,443,984
Gross profit	93,995	(14,212)	267,217
%	3.81	0.58	10.93
Plus 10%	4.19	0.64	12.02
Increase in profit (loss) before income tax	9,392	(1,475)	26,550
	103,387	(15,687)	293,767
Less 10%	3.43	0.52	9.84
Decrease in (loss) profit before income tax	(9,392)	1,475	(26,550)
	84,603	(12,737)	240,667

Schedule of Pre-Tax Discount Rates	The pre-tax discount rates are the following:
	2022		2023
Discount rates	USD	PEN	USD	PEN
Lot I	5.41%	7.21%	5.04%	6.12%
Lot V	5.29%	6.96%	5.21%	5.69%
Lot III	6.57%	8.22%	5.62%	6.93%
Lot IV	6.57%	8.22%	5.62%	6.93%

Schedule of Impact on Pre Tax Profit	If, as of December 31, 2022 and 2023, the estimated rate had increased or decreased by 10%, the impact on pre-tax profit would not have been significant. This analysis assumes that all other variables remain constant:
In thousands of soles	2022	2023
10%	383	(1,359)
(10%)	409	1,447